Disclosure of detailed information about trade and other payables explanatory (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Statements [Line Items]
Trade payables	$ 61,395	$ 71,336	$ 80,509
Accruals and payables	68,386	86,078	78,154
Accrued interest	34,662	34,848	4,300
Exploration and evaluation payables	185	186	64
Embedded derivatives - provisional pricing	0	373	86
Statutory payables	7,324	6,296	6,549
Trade and other payables	$ 171,952	$ 199,117	$ 169,662